Stock-Based Compensation - Summary of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share price (in dollars per share)	$ 1.62		$ 3.91
Share-based Payment Arrangement, Option | CEO Option Award
Expected volatility	54.00%		54.00%
Expected terms (in years)	10 years		10 years
Expected dividends	0.00%		0.00%
Risk-free rate	1.59%		1.59%
Share price (in dollars per share)	$ 9.19		$ 9.19
Discount for lack of marketability	20.00%		20.00%
Share-based Payment Arrangement, Option | Officer
Expected volatility	53.00%		53.00%
Expected terms (in years)	6 years		6 years
Expected dividends	0.00%		0.00%
Risk-free rate	1.07%		1.07%
Share price (in dollars per share)	$ 9.19		$ 9.19
Unvested restricted stock units | Officer
Expected volatility	56.00%		56.00%
Expected terms (in years)	4 years		4 years
Expected dividends	0.00%		0.00%
Risk-free rate	0.60%		0.60%
Share price (in dollars per share)	$ 9.19		$ 9.19
Share-based Payment Arrangement, Employee
Expected volatility		53.00%	53.00%	70.00%
Expected terms (in years)		6 days	6 years
Expected dividends		0.00%	0.00%	0.00%	0.00%
Risk-free rate		1.07%	1.07%
Share-based Payment Arrangement, Employee | Minimum [Member]
Expected volatility					49.00%
Expected terms (in years)				5 years 4 months 24 days	5 years 7 months 6 days
Risk-free rate				0.40%	1.50%
Share-based Payment Arrangement, Employee | Maximum [Member]
Expected volatility					70.00%
Expected terms (in years)				6 years 8 months 12 days	6 years 8 months 12 days
Risk-free rate				1.50%	2.50%